Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Summary of Business Sales Segmentation

Net sales by geographic region were as follows for the periods indicated (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Americas	$31,280	$23,913
EMEA	7,471	6,888
Asia Pacific	8,791	1,735

Total net sales	$47,542	$32,536

For each of the three years in the period ended December 31, 2020, net sales by geographic region were as follows:

(in thousands)	2020	2019	2018
Americas	$81,453	$122,396	$88,689
EMEA	23,175	28,425	17,358
Asia Pacific	14,464	15,802	6,263

Total net sales	$119,092	$166,623	$112,310